Net income per share (Tables)	12 Months Ended
Dec. 31, 2021
Net income per share
Schedule of Basic and Diluted Net Income (Loss) Per Share

Basic and diluted net income per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income (loss)	281,891	426,534	(205,963)
Net loss (income) attributable to non-controlling interests	187	(796)	(1,505)
Net (income) loss attributable to redeemable non-controlling interests	(781)	254	(12,362)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	281,297	425,992	(219,830)

Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic	1.62	2.27	(1.02)
Diluted	1.57	2.23	(1.02)

Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	4.85	6.82	(3.05)
Diluted	4.72	6.69	(3.05)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	173,937,013	187,322,781	216,370,290
Diluted	178,932,010	190,988,171	216,370,290